Financial instruments by category	6 Months Ended
Dec. 31, 2025
Financial Instruments By Category
Financial instruments by category

23.	Financial instruments by category

At the reporting date, the aggregate carrying amounts of financial assets, at FVPL, financial assets measured at amortized cost and financial liabilities at amortized cost were as follows:

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Financial assets measured at amortized cost
Trade and other receivables	8,158,454	10,536,972	8,924,312
Cash and cash equivalents	1,044,640	1,343,303	3,044,466
Investments	78	100	-
Amount due from related parties	1,062,684	1,366,505	-
Amount due from third party	272,183	350,000	-
Total financial assets measured at amortized cost	10,538,039	13,596,880	11,968,778

Financial liabilities measured at amortized cost
Trade and other payables	2,690,104	3,459,206	6,295,147
Borrowings	2,276,603	2,927,484	-
Amount due to related parties	690,384	887,764	1,450,305
Asset retirement obligation	11,665	15,000	61,371
Total financial liabilities measured at amortized cost	5,668,756	7,289,454	7,806,823